Document and Entity Information	Dec. 29, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 29, 2022
Entity Registrant Name	FIRST SEACOAST BANCORP
Entity Incorporation, State or Country Code	X1
Entity File Number	001-38985
Entity Tax Identification Number	84-2404519
Entity Address, Address Line One	633 Central Avenue
Entity Address, City or Town	Dover
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03820
City Area Code	603
Local Phone Number	742-4680
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	FSEA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001769267